Submission	Oct. 31, 2024
Submission [Line Items]
Central Index Key	0001590717
Registrant Name	CareTrust REIT, Inc.
Registration File Number	333-269998
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES